OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)
Addition		$ 100,877
Amortization	$ (5,044)	(18,494)
Ending period Right Of Use Of Assets	$ 77,339	$ 82,383